BORROWINGS - Supplemental information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) MW	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of credit facilities line item
Beginning balance	$ 11,958
Net cash flows from financing activities	(475)	$ (288)	$ (60)
Ending balance	12,822	11,958
192 MW Hydro Portfolio
Disclosure of credit facilities line item
Adjustment	$ 185
Hydro power capacity | MW	192
192 MW Hydro Portfolio | Brookfield Renewable And Institutional Partners
Disclosure of credit facilities line item
Adjustment	$ 247
Non-recourse borrowings
Disclosure of credit facilities line item
Beginning balance	11,958	11,372
Net cash flows from financing activities	37	610
Non-cash Acquisitions	475	0
Non-cash Other	352	(24)
Ending balance	$ 12,822	$ 11,958	$ 11,372